Related Party Transactions - Compensation to Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 4,447.5	$ 3,492.3	$ 4,369.1
Post-employment benefits	3.8	3.9	3.0
Share-based payments	1,357.4	525.8	286.2
Compensation of key management personnel	$ 5,808.7	$ 4,022.0	$ 4,658.3